ACCOUNTS PAYABLES	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLES\ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCOUNTS PAYABLES

12.   ACCOUNTS PAYABLES

Accounts payables consist of the following:

	As of	As of
	December 31,	December 31,
	2020	2021
	US$	US$
Pool participants payable*	—	53,400
Utility cost payable	—	983
Others	—	55

	—	54,438

*     Pool participants payable represents payments to pool participants in the mining pool business which are settled in cryptocurrencies.